SPECIAL (GAINS) AND CHARGES	12 Months Ended
Dec. 31, 2013
SPECIAL (GAINS) AND CHARGES
SPECIAL (GAINS) AND CHARGES

3. SPECIAL (GAINS) AND CHARGES

Special (gains) and charges reported on the Consolidated Statement of Income included the following:

MILLIONS	2013	2012	2011

Net sales
Customer agreement modification	$—	$—	$29.6
Cost of sales
Restructuring charges	6.6	22.7	5.3
Recognition of Champion inventory fair value step-up	36.6	—	—
Recognition of Nalco inventory fair value step-up	—	71.2	3.6
Subtotal	43.2	93.9	8.9
Special (gains) and charges
Restructuring charges	83.4	116.6	69.0
Champion acquisition and integration costs	49.7	18.3	—
Nalco merger and integration costs	18.6	70.9	57.7
Venezuela currency devaluation	23.2	—	—
Gain on sale of businesses, litigation related charges and other	(3.6)	(60.1)	4.3
Subtotal	171.3	145.7	131.0
Operating income subtotal	214.5	239.6	169.5
Interest expense, net
Acquisition debt costs	2.5	1.1	1.5
Debt extinguishment costs	—	18.2	—
Subtotal	2.5	19.3	1.5
Net income attributable to noncontrolling interest
Venezuela currency devaluation	(0.5)	—	—
Recognition of Nalco inventory fair value step-up	—	(4.5)	—
Subtotal	(0.5)	(4.5)	—
Total special (gains) and charges	$216.5	$254.4	$171.0

For segment reporting purposes, special (gains) and charges are included in the Corporate segment, which is consistent with the company’s internal management reporting.

Restructuring charges

Restructuring charges have been included as a component of both cost of sales and special (gains) and charges on the Consolidated Statement of Income. Amounts included as a component of cost of sales include supply chain related severance and other asset write-downs associated with combining operations. Restructuring liabilities have been classified as a component of both other current and other noncurrent liabilities on the Consolidated Balance Sheet.

Energy Restructuring Plan

In April 2013, following the completion of the acquisition of Champion, the company commenced plans to undertake restructuring and other cost-saving actions to realize its acquisition related cost synergies as well as streamline and strengthen Ecolab’s position in the fast growing global energy market (the “Energy Restructuring Plan”). Actions associated with the acquisition to improve the effectiveness and efficiency of the business include a reduction of the combined business’s current global workforce by approximately 500 positions. A number of these reductions are expected to be achieved through eliminating open positions and attrition. The company also anticipates leveraging and simplifying its global supply chain, including the reduction of plant and distribution center locations and product line optimization, as well as the reduction of other redundant facilities.

The pre-tax restructuring charges under the Energy Restructuring Plan are expected to be approximately $80 million ($55 million after tax). The restructuring is expected to be completed by the end of 2015. The company anticipates that approximately $60 million of the $80 million pre-tax charges will represent cash expenditures. The remaining pre-tax charges represent estimated asset write-downs and disposals. No decisions have been made for any remaining asset disposals and estimates could vary depending on the actual actions taken.

As a result of activities under the Energy Restructuring Plan, the company recorded restructuring charges of $27.4 million ($19.4 million after tax) during 2013.

Restructuring charges and activity related to the Energy Restructuring Plan since inception of the underlying actions include the following:

	Energy Restructuring Plan
	EMPLOYEE
	TERMINATION	ASSET
MILLIONS	COSTS	DISPOSALS	OTHER	TOTAL
2013 Activity
Recorded expense and accrual	$22.9	$3.6	$0.9	$27.4
Cash payments	(16.7)	—	(0.8)	(17.5)
Non-cash charges	—	(3.6)	—	(3.6)
Effect of foreign currency translation	0.6	—	—	0.6
Restructuring liability
December 31, 2013	$6.8	$—	$0.1	$6.9

Cash payments under the Energy Restructuring Plan during 2013 were $17.5 million. The majority of cash payments under this Plan are related to severance, with the current accrual expected to be paid over the next twelve months.

Combined Restructuring Plan

In February 2011, the company commenced a comprehensive plan to substantially improve the efficiency and effectiveness of its European business, sharpen its competitiveness and accelerate its growth and profitability. Additionally, restructuring has been and will continue to be undertaken outside of Europe (collectively, the “2011 Restructuring Plan”). Total anticipated charges from this Plan from 2011 through 2013 were expected to be $150 million ($125 million after tax). Through 2012, $134 million of charges ($100 million after tax) were incurred.

In January 2012, following the merger with Nalco, the company formally commenced plans to undertake restructuring actions related to the reduction of its global workforce and optimization of its supply chain and office facilities, including planned reductions of plant and distribution center locations (the “Merger Restructuring Plan”). Total anticipated charges from 2012 through 2013 were expected to be $180 million ($120 million after tax), under this Plan. Through 2012, $80 million of charges ($59 million after tax) were incurred.

During the first quarter of 2013, as the company considered opportunities to enhance the efficiency and effectiveness of its operations, it determined that because the objectives of the plans discussed above were aligned, the previously separate restructuring plans should be combined into one plan.

The combined restructuring plan (the “Combined Plan”) combines opportunities and initiatives from both plans and continues to follow the original format of the Merger Restructuring Plan by focusing on global actions related to optimization of the supply chain and office facilities, including reductions of plant and distribution center locations and the global workforce. After combining the plans and through the completion of the Combined Plan, the company expects to incur total pretax restructuring charges of approximately $100 million ($70 million after tax), of which $63.6 million ($48.3 million after tax) was incurred in 2013, with the remaining expected to be substantially incurred in 2014.

The company anticipates that substantially all of the remaining Combined Plan pre-tax charges will represent net cash expenditures.

Restructuring charges and activity related to the Combined Plan since inception of the underlying actions include the following:

	Combined Plan
	EMPLOYEE
	TERMINATION	ASSET
MILLIONS	COSTS	DISPOSALS	OTHER	TOTAL
2011 Activity
Recorded expense and accrual	$67.1	$0.5	$7.1	$ 74.7
Cash payments	(22.5)	—	(2.6)	(25.1)
Non-cash charges	—	(0.5)	—	(0.5)
Effect of foreign currency translation	(2.2)	—	—	(2.2)
Restructuring liability December 31, 2011	42.4	—	4.5	46.9
2012 Activity
Recorded expense and accrual	126.1	3.2	10.1	139.4
Cash payments	(62.0)	—	(3.3)	(65.3)
Non-cash charges	—	(3.2)	(3.9)	(7.1)
Effect of foreign currency translation	(0.7)	—	—	(0.7)
Restructuring liability December 31, 2012	105.8	—	7.4	113.2

2013 Activity
Recorded expense and accrual	55.0	(4.9)	13.5	63.6
Net cash payments	(97.7)	9.1	(13.2)	(101.8)
Non-cash charges	—	(4.2)	(0.4)	(4.6)
Effect of foreign currency translation	2.8	—	—	2.8
Restructuring liability December 31, 2013	$65.9	$—	$7.3	$ 73.2

Asset disposals for 2013 include gains of $7.4 million from the sales of facilities during the second half of 2013.

Net cash payments under the Combined Plan were $101.8 million, $65.3 million and $25.1 million for 2013, 2012 and 2011, respectively. The majority of cash payments under the Combined Plan are related to severance, with the current accrual expected to be paid over a period of a few months to several quarters.

Nalco Restructuring Plan

Prior to the Nalco merger, Nalco conducted various restructuring programs to redesign and optimize its business and work processes (the “Nalco Restructuring Plan”). As part of the Nalco merger, Ecolab assumed the Nalco Restructuring Plan liability balance of $10.6 million, which was primarily related to accrued severance and termination benefits. As of December 31, 2013 and 2012, the remaining liability balance related to the Nalco Restructuring Plan was $1.1 million and $3.4 million, respectively. Cash payments during 2013 and 2012 related to this Plan were $1.3 million and $7.4 million, respectively. The company expects to substantially utilize the remaining liability by the end of 2014.

Non-restructuring special (gains) and charges

Champion acquisition costs

As a result of the company’s efforts to acquire Champion and the resulting post acquisition integration costs, the company incurred charges of $88.8 million ($61.4 million after tax) and $19.4 million ($16.7 million after tax), during 2013 and 2012, respectively.

Champion acquisition and integration related costs have been included as a component of cost of sales, special (gains) and charges and net interest expense on the Consolidated Statement of Income. Amounts within cost of sales include the recognition of fair value step-up in Champion international inventory, which is maintained on a FIFO basis, and Champion U.S. inventory which is associated with the adoption of LIFO and integration into an existing LIFO pool. Amounts included in special (gains) and charges include acquisition costs, advisory and legal fees and integration charges. Amounts included in net interest expense include the interest expense through the April 2013 close date of the Champion transaction of the company’s $500 million public debt issuance in December 2012 as well as fees to secure term loans and short-term debt, all of which were initiated to fund the Champion acquisition. Further information related to the Champion acquisition is included in Note 4.

Nalco merger and integration costs

As a result of the Nalco merger completed in 2011 the company incurred charges of $18.6 million ($14.2 million after tax), $155.8 million ($113.7 million after tax) and $62.8 million ($45.6 million after tax), during 2013, 2012 and 2011, respectively.

Nalco merger and integration charges have been included as a component of cost of sales, special (gains) and charges, net interest expense and net income (loss) attributable to noncontrolling interest on the Consolidated Statement of Income. Amounts included in cost of sales and net income (loss) attributable to noncontrolling interest include recognition of fair value step-up in Nalco international inventory which is maintained on a FIFO basis. Amounts included in special (gains) and charges include merger and integration charges, closing costs and advisory fees. Amounts included in net interest expense include a loss on the extinguishment of Nalco’s senior notes, which were assumed as part of the merger, and fees to secure short-term credit facilities to initially fund the Nalco merger. Further information related to the Nalco merger is included in Note 4.

Venezuelan currency devaluation

On February 8, 2013, the Venezuelan government devalued its currency, the Bolivar Fuerte. As a result of the devaluation, during 2013, the company recorded a charge of $22.7 million ($16.1 million after tax), due to the remeasurement of the local balance sheet. As a result of the ownership structure in place in Venezuela, the company also reflected the impact of the devaluation as a component of net income (loss) attributable to noncontrolling interest on the Consolidated Statement of Income.

Other special (gains) and charges

During 2012, the company recorded a net gain of $60.1 million ($35.7 million after tax) related to the sale of its Vehicle Care division, the receipt of additional payments related to the sale of an investment in a U.S. business, originally sold prior to 2012 and litigation related charges.

In the fourth quarter of 2011, the company modified a long-term customer agreement that was assumed as part of a previous acquisition. The impact of the modification was included in net sales on the Consolidated Statement of Income, resulting in a sales reduction of $29.6 million ($18.4 million after tax).

In the first quarter of 2011, the company completed the purchase of the assets of the Cleantec business of Campbell Brothers Ltd., Brisbane, Queensland, Australia (“Cleantec”). Special (gains) and charges in 2011 included acquisition integration costs incurred to optimize the Cleantec business structure. Further details related to the Cleantec acquisition are included in Note 4.